FAIR VALUE MEASUREMENTS - SEPA Convertible Note, Assumptions (Details) - SEPA Convertible Note	Sep. 30, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares	Dec. 17, 2024 Y
Remaining term
Fair value disclosure
Fair value measurement input, discount rate	0.21	0.97	1
Volatility
Fair value disclosure
Fair value measurement input, discount rate	0.77	0.88	88
Risk-free interest rate
Fair value disclosure
Fair value measurement input, discount rate	0.041	0.043	4.3
Drift term
Fair value disclosure
Fair value measurement input, discount rate	0.04	0.042	4.2
Conversion price for payments to be made through issuance of Company's common stock
Fair value disclosure
Fair value measurement input, discount rate	0.14	0.41	0.41
Payments to be made through issuance of shares of Company's common stock
Fair value disclosure
Fair value measurement input, discount rate	0.912	0.111	11.1
Payments to be made in cash
Fair value disclosure
Fair value measurement input, discount rate	0.088	0.889	88.9